Commitments and Contingencies (Details Narrative) (Allied Integral United Inc) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2021	Dec. 31, 2018	Sep. 30, 2018
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Allied Integral United Inc [Member]
Revenues	$ 3,744,061	$ 3,387,849	$ 12,655,527	$ 12,499,119
Judgment on damages amount	2,801,365		2,801,365
Contingencies amount	$ 605,653		$ 585,000
Percentage of fee payable	2.00%		2.00%
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01		$ 0.01
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Franchise Fees [Member]
Revenues	$ 0	$ 105,069	$ 67,375	$ 521,967
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Franchise Fees [Member] | Minimum [Member]
Percentage of gross revenues			2.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Franchise Fees [Member] | Maximum [Member]
Percentage of gross revenues				8.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Royalty Fee [Member]
Percentage of gross revenues	6.00%		6.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Marketing Fee [Member]
Percentage of gross revenues	2.00%		2.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Online Travel Agency Fees [Member] | Minimum [Member]
Percentage of gross revenues	11.00%		11.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Online Travel Agency Fees [Member] | Maximum [Member]
Percentage of gross revenues	14.00%		14.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Occupancy Fee [Member] | SeaWorld [Member]
Percentage of gross revenues	6.00%		6.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Occupancy Fee [Member] | City of Buda [Member]
Percentage of gross revenues	6.00%		6.00%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | Count Fee [Member] | SeaWorld [Member]
Percentage of gross revenues	1.25%		1.25%
Allied Integral United Inc [Member] | Wyndham Hotel Group [Member] | City Fee [Member] | City of Buda [Member]
Percentage of gross revenues	7.00%		7.00%
Allied Integral United Inc [Member] | Clearday Oz Fund [Member]
Preferred stock, par value	$ 10.00		$ 10.00
Warrant price per share	$ 10.00		$ 10.00
Commitment payable per month	$ 120,000		$ 120,000
Commitment payable amount	$ 600,000		$ 600,000
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 20.00		$ 20.00
Common stock price per share	$ 10.00		$ 10.00